SHARE CAPITAL 01/31/17 (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Shares Issued, per Share	$ 0.22
Stock Options Available For Grant	2,378,160	2,797,895	2,790,573
Intrinsic Value Of Options Exercised	$ 88,200
Intrinsic Value Of Options Exercised, per Share	$ 0.31
Weighted Average Grant Date Fair Value Of Stock Options	$ 0.123	$ 0.11	$ 0.16
Unamortized Compensation Cost of Options	$ 105,809	$ 41,579
Non Vested Stock Options, Shares	400,000		112,500
Non Vested Stock Options Intrinsic Value	$ 729,614	$ 124,516	$ 156,250
April 30 Commitment [Member]
Shares Issued, Shares	349,325
Shares Issued, Fair Value	$ 81,112
June 14, 2016 [Member]
Shares Issued, Shares	980,000
Shares Issued, Fair Value	$ 167,736
September 23, 2016 [Member]
Shares Issued, Shares	486,346
Shares Issued, Fair Value	$ 116,756
December 1, 2016 [Member]
Shares Issued, Shares	1,170,084
Shares Issued, Fair Value	$ 132,838
January 25, 2017 [Member]
Shares Issued, Shares	366,216
Shares Issued, Fair Value	$ 84,000